Annual Total Returns- Invesco Premier Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Premier Portfolio - Personal Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total								0.50%	1.42%	1.72%